Shareholder Report, Holdings (Details)	May 31, 2025
C000222711 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000222711 | T. Rowe Price QM U.S. Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000222711 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000222711 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000222711 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000222711 | T. Rowe Price U.S. Limited Duration TIPS Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000222711 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000222711 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000222711 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222711 | T. Rowe Price U.S. Treasury Long-Term Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222711 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000222711 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000222711 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000222711 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000222711 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000222710 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000222710 | T. Rowe Price QM U.S. Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000222710 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000222710 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000222710 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000222710 | T. Rowe Price U.S. Limited Duration TIPS Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000222710 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000222710 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000222710 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222710 | T. Rowe Price U.S. Treasury Long-Term Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222710 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000222710 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000222710 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000222710 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000222710 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.40%